Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Detail) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,160,001	1,479,334
Awards forfeited	(253,000)	(164,667)
Ending balance	907,001	1,314,667
Balance exercisable, end of period	867,000	487,333
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	168,089	241,142
Awards forfeited	(38,466)	(38,141)
Ending balance	129,623	203,001
Balance exercisable, end of period	56,030
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	491,020
Awards forfeited	(104,070)
Ending balance	386,950